Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2019	36,066	3.29
Granted	395	6.21
Exercised	(19,265)	3.11
Forfeited or expired	(343)	3.48
Outstanding at December 31, 2020	16,853	3.56
Granted	19,461	5.45
Exercised	(3,052)	2.64
Forfeited or expired	(773)	4.58
Outstanding at December 31, 2021	32,489	4.75

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2021 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.94 – 2.99	33	1.749	2.94	33	2.94
3.00 – 3.99	9,733	1.353	3.42	9,518	3.42
4.00 – 4.99	3,615	6.772	4.55	628	4.26
5.00 – 5.99	16,719	4.465	5.35	4,683	5.35
6.00 – 6.99	2,269	4.311	6.25	662	6.24
7.00 – 8.53	120	3.565	8.01	40	8.01
	32,489	3.771	4.75	15,564	4.16

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2021 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.94 – 2.99	33	1.749	2.94	33	2.94
3.00 – 3.99	9,733	1.353	3.42	9,518	3.42
4.00 – 4.99	3,615	6.772	4.55	628	4.26
5.00 – 5.99	16,719	4.465	5.35	4,683	5.35
6.00 – 6.99	2,269	4.311	6.25	662	6.24
7.00 – 8.53	120	3.565	8.01	40	8.01
	32,489	3.771	4.75	15,564	4.16

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2019	3,934
Granted	1,777
Vested and converted to common shares	(1,473)
Reinvested dividend equivalents	96
Outstanding at December 31, 2020	4,334
Granted	1,329
Vested and converted to common shares	(2,143)
Reinvested dividend equivalents	159
Outstanding at December 31, 2021	3,679

Earnings per share
The following is the calculation basic and diluted earnings per share:

	2021	2020
	$	$

Net income and diluted net income (attributable to shareholders of the Company)	420,065	628,063

Basic weighted average number of common shares outstanding (in thousands)	1,053,809	1,043,385

Effect of dilutive securities:
Stock options	4,883	8,541
Restricted share units	1,478	2,461
Performance share units	1,372	1,915
Diluted weighted average number of common shares outstanding (in thousands)	1,061,542	1,056,302

Earnings per share (attributable to shareholders of the Company)
Basic	$0.40	$0.60
Diluted	$0.40	$0.59